Balance Sheet (Parenthetical)	Jun. 30, 2021 $ / shares shares
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.00
Preferred Stock Par Value Per Share | $ / shares	$ 0.0001
Preferred Stock Shares Authorized	1,000,000
Preferred Stock Shares Issued	0
Preferred Stock Shares Outstanding	0
Common Class A [Member]
Common stock subject to possible redemption	34,500,000
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.00
Common Stock Par Value Per Share | $ / shares	$ 0.0001
Common Stock Shares Authorized	200,000,000
Common Stock Shares Issued	990,000
Common Stock Shares Outstanding	990,000
Common Class B [Member]
Common Stock Par Value Per Share | $ / shares	$ 0.0001
Common Stock Shares Authorized	30,000,000
Common Stock Shares Issued	5,000,000
Common Stock Shares Outstanding	5,000,000